Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013
Gross carrying amount and accumulated amortization of intangible assets:
Gross Carrying Amount, Amortizable	$ 2,092		$ 2,083
Accumulated Amortization	1,596		1,591
Gross Carrying Amount, Non-Amortizable	298		299
Intangible asset amortization expense and estimated aggregate amortization expense ($ in millions):
Intangible asset amortization expense	24	25
Estimated aggregate amortization expense, remainder of 2014	69
Estimated aggregate amortization expense, 2015	74
Estimated aggregate amortization expense, 2016	68
Estimated aggregate amortization expense, 2017	60
Estimated aggregate amortization expense, 2018 and thereafter	225
Contracts and related customer relationships
Gross carrying amount and accumulated amortization of intangible assets:
Gross Carrying Amount, Amortizable	1,427		1,420
Accumulated Amortization	1,102		1,101
Intellectual property
Gross carrying amount and accumulated amortization of intangible assets:
Gross Carrying Amount, Amortizable	623		623
Accumulated Amortization	479		477
Gross Carrying Amount, Non-Amortizable	222		223
Other
Gross carrying amount and accumulated amortization of intangible assets:
Gross Carrying Amount, Amortizable	42		40
Accumulated Amortization	15		13
Franchise rights
Gross carrying amount and accumulated amortization of intangible assets:
Gross Carrying Amount, Non-Amortizable	$ 76		$ 76